Item 1 Schedule of Investments


T. Rowe Price Dividend Growth Fund
(Unaudited) March 31, 2005
PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
(Cost and value in $ 000s)

 COMMON STOCKS  96.5%
 CONSUMER DISCRETIONARY  14.7%
 Hotels, Restaurants & Leisure  1.6%
 Carnival                                              165,000       8,549

 International Game Technology                         120,000       3,199

                                                                     11,748

 Leisure Equipment & Products  0.9%
 Mattel                                                300,000       6,405

                                                                     6,405

 Media  7.5%
 Clear Channel Communications                          140,000       4,826

 Disney                                                220,000       6,321

 EchoStar Communications, Class A                      100,000       2,925

 McGraw-Hill                                           80,000        6,980

 Meredith                                              95,000        4,441

 Omnicom                                               87,500        7,746

 Time Warner *                                         515,000       9,038

 Tribune                                               120,000       4,784

 Viacom, Class B                                       275,000       9,578

                                                                     56,639

 Multiline Retail  2.7%
 Family Dollar Stores                                  260,000       7,893

 Target                                                245,000       12,255

                                                                     20,148

 Specialty Retail  2.0%
 Home Depot                                            250,000       9,560

 Ross Stores                                           200,000       5,828

                                                                     15,388

 Total Consumer Discretionary                                        110,328

 CONSUMER STAPLES  8.0%
 Beverages  1.0%
 PepsiCo                                               135,000       7,159

                                                                     7,159

 Food & Staples Retailing  2.4%
 Sysco                                                 140,000       5,012

 Wal-Mart                                              85,000        4,259

 Walgreen                                              195,000       8,662

                                                                     17,933

 Food Products  2.2%
 General Mills                                         147,500       7,249

 McCormick                                             160,000       5,509

 Unilever N.V. (GBP)                                   360,000       3,556

                                                                     16,314

 Household Products  0.3%
 Colgate-Palmolive                                     50,000        2,609

                                                                     2,609

 Personal Products  0.8%
 Estee Lauder, Class A                                 140,000       6,297

                                                                     6,297

 Tobacco  1.3%
 Altria Group                                          152,500       9,972

                                                                     9,972

 Total Consumer Staples                                              60,284

 ENERGY  8.8%
 Energy Equipment & Services  2.3%
 Baker Hughes                                          170,000       7,564

 Diamond Offshore Drilling                             197,500       9,855

                                                                     17,419

 Oil & Gas  6.5%
 Amerada Hess                                          40,000        3,848

 BP ADR                                                140,000       8,736

 ChevronTexaco                                         150,000       8,747

 ExxonMobil                                            325,000       19,370

 Total ADR                                             70,000        8,206

                                                                     48,907

 Total Energy                                                        66,326

 FINANCIALS  21.0%
 Capital Markets  4.8%
 Bank of New York                                      170,000       4,938

 Mellon Financial                                      245,000       6,992

 Morgan Stanley                                        115,000       6,584

 State Street                                          250,000       10,930

 Waddell & Reed Financial, Class A                     320,000       6,317

                                                                     35,761

 Commercial Banks  2.7%
 Fifth Third Bancorp                                   30,000        1,289

 U.S. Bancorp                                          380,000       10,952

 Wells Fargo                                           135,000       8,073

                                                                     20,314

 Consumer Finance  1.4%
 American Express                                      150,000       7,706

 SLM Corporation                                       50,000        2,492

                                                                     10,198

 Diversified Financial Services  2.8%
 Citigroup                                             390,000       17,527

 Principal Financial Group                             100,000       3,849

                                                                     21,376

 Insurance  5.7%
 American International Group                          130,000       7,203

 Genworth Financial, Class A                           180,000       4,954

 Hartford Financial Services                           65,000        4,456

 Marsh & McLennan                                      200,000       6,084

 Prudential                                            50,000        2,870

 St. Paul Companies                                    235,000       8,632

 XL Capital                                            120,000       8,684

                                                                     42,883

 Real Estate  1.8%
 Archstone-Smith Trust, REIT                           145,000       4,946

 Cousins Properties, REIT                              135,000       3,493

 Vornado Realty Trust, REIT                            75,000        5,195

                                                                     13,634

 Thrifts & Mortgage Finance  1.8%
 Fannie Mae                                            92,500        5,036

 Freddie Mac                                           82,500        5,214

 Radian                                                70,000        3,342

                                                                     13,592

 Total Financials                                                    157,758

 HEALTH CARE  7.7%
 Biotechnology  0.5%
 MedImmune *                                           150,000       3,572

                                                                     3,572

 Health Care Equipment & Supplies  1.3%
 Dentsply International                                100,000       5,441

 Medtronic                                             90,000        4,585

                                                                     10,026

 Health Care Providers & Services  0.8%
 HCA                                                   115,000       6,161

                                                                     6,161

 Pharmaceuticals  5.1%
 Abbott Laboratories                                   110,000       5,128

 Bristol Myers Squibb                                  155,000       3,946

 Eli Lilly                                             50,000        2,605

 Johnson & Johnson                                     135,000       9,067

 Pfizer                                                320,000       8,406

 Wyeth                                                 220,000       9,280

                                                                     38,432

 Total Health Care                                                   58,191

 INDUSTRIALS & BUSINESS SERVICES  15.3%
 Aerospace & Defense  3.7%
 General Dynamics                                      40,000        4,282

 Honeywell International                               160,000       5,954

 Lockheed Martin                                       150,000       9,159

 Rockwell Collins                                      175,000       8,328

                                                                     27,723

 Air Freight & Logistics  1.6%
 C.H. Robinson Worldwide                               40,000        2,061

 Expeditors International of Washington                52,500        2,812

 UPS, Class B                                          100,000       7,274

                                                                     12,147

 Building Products  0.9%
 Masco                                                 190,000       6,587

                                                                     6,587

 Commercial Services & Supplies  1.3%
 ARAMARK, Class B                                      100,000       2,628

 Waste Management                                      250,000       7,212

                                                                     9,840

 Industrial Conglomerates  5.4%
 GE                                                    430,000       15,506

 Roper Industries                                      140,000       9,170

 Teleflex                                              115,000       5,885

 Tyco International                                    300,000       10,140

                                                                     40,701

 Machinery  1.2%
 Danaher                                               90,000        4,807

 Pall                                                  150,000       4,068

                                                                     8,875

 Road & Rail  1.2%
 Union Pacific                                         135,000       9,410

                                                                     9,410

 Total Industrials & Business Services                               115,283

 INFORMATION TECHNOLOGY  11.1%
 Communications Equipment  1.0%
 Cisco Systems *                                       200,000       3,578

 Nokia ADR *                                           250,000       3,857

                                                                     7,435

 Computers & Peripherals  2.0%
 Dell *                                                130,000       4,994

 Diebold                                               115,000       6,308

 Hewlett-Packard                                       185,000       4,059

                                                                     15,361

 Electronic Equipment & Instruments  0.4%
 Jabil Circuit *                                       100,000       2,852

                                                                     2,852

 IT Services  3.1%
 Automatic Data Processing                             135,000       6,068

 Certegy                                               160,000       5,539

 First Data                                            200,000       7,862

 Paychex                                               120,000       3,939

                                                                     23,408

 Semiconductor & Semiconductor Equipment  2.7%
 Analog Devices                                        145,000       5,240

 Intel                                                 175,000       4,088

 Linear Technology                                     120,000       4,597

 Texas Instruments                                     200,000       5,098

 Xilinx                                                55,000        1,608

                                                                     20,631

 Software  1.9%
 Jack Henry & Associates                               175,000       3,148

 Microsoft                                             450,000       10,877

                                                                     14,025

 Total Information Technology                                        83,712

 MATERIALS  2.8%
 Chemicals  1.6%
 Dow Chemical                                          110,000       5,483

 Potash Corp./Saskatchewan                             80,000        7,001

                                                                     12,484

 Metals & Mining  0.5%
 Nucor                                                 65,000        3,741

                                                                     3,741

 Paper & Forest Products  0.7%
 International Paper                                   135,000       4,967

                                                                     4,967

 Total Materials                                                     21,192

 TELECOMMUNICATION SERVICES  5.4%

 Diversified Telecommunication Services  3.8%
 Alltel                                                100,000       5,485

 Sprint                                                400,000       9,100

 Telus (Non-voting shares)                             200,000       6,162

 Verizon Communications                                225,000       7,987

                                                                     28,734

 Wireless Telecommunication Services  1.6%
 Vodafone ADR                                          450,000       11,952

                                                                     11,952

 Total Telecommunication Services                                    40,686

 UTILITIES  1.7%
 Electric Utilities  0.5%
 Pinnacle West Capital                                 90,000        3,826

                                                                     3,826

 Gas Utilities  1.2%
 NiSource                                              385,000       8,774

                                                                     8,774

 Total Utilities                                                     12,600

 Total Common Stocks (Cost  $534,053)                                726,360

 SHORT-TERM INVESTMENTS  3.3%
 Money Market Fund  3.3%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       25,361,782    25,362

 Total Short-Term Investments (Cost  $25,362)                        25,362

 Total Investments in Securities
 99.8% of Net Assets (Cost $559,415)                    $            751,722


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 ADR  American Depository Receipts
 GBP  British pound
 REIT Real Estate Investment Trust

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $559,415,000. Net unrealized gain aggregated $192,307,000 at period-end, of which $208,837,000 related to appreciated investments and $16,530,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $125,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $25,362,000 and $16,012,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005